CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (216,083)	$ (448,154)	$ 652,886
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	219,565	(162,989)	(163,568)
Total other comprehensive (loss) income	219,565	(162,989)	(163,568)
Comprehensive income (loss)	3,482	(611,143)	489,318
Comprehensive income (loss) attributable to non-controlling interest	13,654	(147,178)	179,284
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (10,172)	$ (463,965)	$ 310,034